Operating Segments - Schedule of Segment Revenues and Results (Details) - Operating segments [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Revenues and Results [Line Items]
Revenue	$ 26,087,422	$ 27,824,891	$ 19,784,748
Net profit	(25,649,994)	7,718,113	7,233,896
Other gains and losses	(3,356,440)	94,902	(112,831)
Interest income	4,908	4,140	1,596
Finance cost	(619,994)	(131,912)	(20,175)
Profit before income tax	(29,621,520)	7,685,243	7,102,486
Income tax benefit/(expense)	(638,107)	(108,416)	135,031
Profit for the year	(30,259,627)	7,576,827	7,237,517
Business strategy consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	10,486,348	14,824,502	14,654,120
Net profit	(8,681,919)	4,553,799	4,773,738
Technology development, solutions and consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	12,935,361	11,412,582	4,472,559
Net profit	(15,037,186)	2,594,593	2,161,264
Interest Income [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	2,285,415	1,214,842	413,354
Net profit	(1,655,166)	553,014	225,855
Other Segments [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	380,298	372,965	244,715
Net profit	$ (275,723)	$ 16,707	$ 73,039